Derivative Instruments and Hedging Activity (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 02, 2013 Commodity derivative contracts	Dec. 31, 2013 Not designated as hedging instruments	Dec. 31, 2013 Not designated as hedging instruments Commodity derivative contracts Long-term Liabilities
Additional Disclosures about Derivative Instruments and Hedging Activities
Fair Values of Derivative Instruments Derivative Assets (Liabilities)	$ 41,646	$ (41,646)	$ (41,646)